Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2050 Fund	Class R2 Life of Fund	Class R2 1 Year	Class R2 5 Years	Class R2 Inception Date	Class R3 Life of Fund	Class R3 1 Year	Class R3 5 Years	Class R4 Life of Fund	Class R4 1 Year	Class R4 5 Years	Class R5 Life of Fund	Class R5 1 Year	Class R5 5 Years	Class R6 Life of Fund	Class R6 1 Year	Class R6 5 Years	Class R6 Return After Taxes on Distributions Life of Fund	Class R6 Return After Taxes on Distributions 1 Year	Class R6 Return After Taxes on Distributions 5 Years	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class R6 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	S&P TARGET DATE 2050 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	S&P TARGET DATE 2050 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P TARGET DATE 2050 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	JPM SMARTRETIREMENT BLEND 2050 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	JPM SMARTRETIREMENT BLEND 2050 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	JPM SMARTRETIREMENT BLEND 2050 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	9.71%	12.51%	10.37%	Jul. 02, 2012	10.02%	12.82%	10.65%	10.29%	13.10%	10.93%	10.40%	13.28%	11.08%	10.49%	13.39%	11.19%	9.39%	12.86%	10.06%	8.00%	8.07%	8.39%	10.99%	13.86%	11.44%	10.75%	13.30%	11.37%